Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Unit [Abstract]
Earnings per Unit, Basic and Diluted
	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Numerator
Net income	$7,507	$12,700	$2,638
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	34,603,100	33,527,135	18,371,855
Basic and diluted net earnings per common unit	$0.22	$0.38	$0.14